United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated Hermes High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/23

Date of Reporting Period: Six months ended 9/30/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2022

Share Class | Ticker	A | FHIIX	B | FHBBX	C | FHICX
	Institutional | FHISX	R6 | FHBRX

Federated Hermes High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2022 through September 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2022, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.4%
Media Entertainment	7.9%
Technology	7.9%
Midstream	7.0%
Health Care	6.4%
Insurance - P&C	5.8%
Automotive	5.6%
Independent Energy	4.7%
Packaging	4.7%
Gaming	4.0%
Other[2]	33.3%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities - Net[4]	1.6%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 95.0%
	Aerospace/Defense— 1.6%
$ 1,750,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 1,700,457
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	379,713
975,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	922,309
625,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	504,697
350,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	283,500
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,528,698
1,250,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	1,191,500
	TOTAL	7,510,874
	Airlines— 0.3%
925,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	870,272
450,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	393,424
	TOTAL	1,263,696
	Automotive— 5.6%
2,550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,237,956
90,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	88,226
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	739,156
500,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	357,604
2,500,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,805,758
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	685,278
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,703,523
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,192,901
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,715,619
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	776,583
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,095,450
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,674,779
1,550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,465,099
675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	612,027
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	598,433
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	538,916
275,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	265,772
5,525,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,286,320
3,625,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,622,506
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Automotive— continued
$ 1,725,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	$ 1,470,029
	TOTAL	26,931,935
	Building Materials— 3.4%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	157,036
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	460,000
750,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	619,171
750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	419,958
2,625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,958,801
2,150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,573,311
1,525,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,163,047
500,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	428,173
275,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	204,094
1,550,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,238,675
1,850,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	1,489,410
775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	546,685
1,050,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	805,781
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	169,451
2,975,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,639,628
1,675,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,370,091
1,000,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	849,136
	TOTAL	16,092,448
	Cable Satellite— 8.4%
175,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	166,067
1,025,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	783,571
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,076,236
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	520,641
2,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,102,258
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	500,256
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,301,936
300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	234,128
1,050,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	907,163
1,875,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,695,262
625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	548,438
575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	406,286
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	336,947
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Cable Satellite— continued
$ 1,150,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	$ 865,720
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	920,464
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	430,564
1,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,036,062
3,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,137,800
2,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	2,101,317
1,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	899,008
1,425,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,231,734
925,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	700,794
525,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	354,168
1,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	845,388
2,150,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,266,565
1,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	810,720
1,150,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
750,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
575,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	505,713
1,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,361,010
925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	788,738
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	835,375
1,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,014,297
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,978,859
2,725,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,119,083
1,175,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	865,828
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	312,888
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,373,670
525,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	399,000
825,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	638,501
1,525,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,142,135
1,900,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,588,628
		TOTAL	40,103,218
		Chemicals— 2.7%
650,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	503,750
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	267,797
400,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	314,192
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Chemicals— continued
$ 325,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	$ 291,294
1,150,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	1,083,285
300,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	282,312
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,110,017
400,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	337,378
2,025,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,626,581
600,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	499,161
2,925,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,623,184
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	751,047
1,300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	893,061
1,525,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	841,686
200,000	SPCM SA, 144A, 3.125%, 3/15/2027	172,281
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	254,418
375,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	322,830
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	696,062
	TOTAL	12,870,336
	Construction Machinery— 0.8%
2,200,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,731,631
350,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	285,387
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	537,881
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	873,093
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	498,542
	TOTAL	3,926,534
	Consumer Cyclical Services— 2.4%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	714,456
1,750,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,133,088
3,900,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,210,971
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	472,901
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,176,228
775,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	714,923
4,004,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,517,554
1,550,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	756,415
	TOTAL	11,696,536
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Products— 1.7%
$ 2,950,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	$ 2,561,640
2,075,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	1,447,935
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	686,429
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	537,286
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,227,732
1,000,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	793,645
525,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	467,082
525,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	408,426
	TOTAL	8,130,175
	Diversified Manufacturing— 1.1%
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	555,172
3,625,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,339,404
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	200,430
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,177,904
	TOTAL	5,272,910
	Finance Companies— 1.9%
1,725,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,313,600
925,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	867,257
600,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	545,412
825,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	636,838
1,725,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,253,081
800,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	657,212
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	310,081
2,325,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,031,353
1,300,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	990,646
550,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	436,910
	TOTAL	9,042,390
	Food & Beverage— 1.6%
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,840,266
1,150,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,054,377
925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	771,977
75,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	68,340
275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	238,156
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Food & Beverage— continued
$ 1,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	$ 1,623,362
735,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	702,388
200,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	196,788
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	331,912
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,072,625
	TOTAL	7,900,191
	Gaming— 4.0%
1,675,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,368,701
1,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,108,750
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	385,358
500,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	383,269
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	182,882
1,300,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,256,060
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,134,368
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,268,568
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	936,952
850,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	701,505
3,200,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,675,408
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	345,042
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	177,227
150,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	129,188
975,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	783,135
1,075,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,101,896
1,125,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,048,500
1,675,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,377,322
800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	605,408
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	92,560
350,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	294,352
650,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	587,534
800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	695,800
225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	212,019
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	$ 98,403
	TOTAL	18,950,207
	Health Care— 6.4%
975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	783,378
1,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	950,015
775,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	602,822
1,975,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,761,996
1,025,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	834,519
150,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	124,971
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	261,881
850,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	402,687
300,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	238,040
2,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	1,019,009
525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	404,890
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	129,018
825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	715,652
525,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	366,726
750,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	582,154
400,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	343,928
675,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	626,477
250,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	258,829
2,000,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	1,681,370
975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	964,491
325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	315,293
550,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	524,765
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	560,769
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	639,481
300,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	248,290
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	436,964
1,250,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	1,120,537
900,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	747,089
1,275,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,024,265
4,025,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	3,046,643
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Care— continued
$ 775,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	$ 640,832
2,650,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,995,476
750,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	557,158
375,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	338,409
750,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	622,084
100,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	87,511
775,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	721,211
600,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	539,632
225,000		Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	206,691
750,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	701,614
463,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	448,228
2,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,930,948
		TOTAL	30,506,743
		Health Insurance— 0.9%
950,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	717,942
300,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	238,221
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	471,313
1,250,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,146,031
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,621,701
		TOTAL	4,195,208
		Independent Energy— 4.6%
1,250,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,212,162
175,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	157,727
49,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	49,016
575,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	512,785
600,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	579,108
200,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	192,559
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	366,511
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	551,959
125,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	109,681
250,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	225,736
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	830,270
625,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	17,188
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	162,530
250,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	238,720
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Independent Energy— continued
$ 375,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	$ 327,501
1,875,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,733,799
150,000	Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	135,916
250,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	221,212
2,150,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,061,699
600,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	572,013
725,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	728,172
900,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	902,214
975,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	991,960
675,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	716,445
1,400,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,561,798
850,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	787,504
275,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	259,607
281,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	280,456
650,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	662,756
375,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	326,027
775,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	680,342
250,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	240,344
500,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	476,354
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	48,108
750,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	723,011
425,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	357,128
225,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	203,221
450,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	458,365
450,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	467,043
1,100,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,007,611
	TOTAL	22,136,558
	Industrial - Other— 1.4%
175,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	150,067
475,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	441,641
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	160,936
3,475,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,426,523
1,875,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,461,637
919,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	771,505
1,775,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,513,374
	TOTAL	6,925,683
	Insurance - P&C— 5.8%
2,000,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	1,664,605
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Insurance - P&C— continued
$ 1,808,118	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	$ 1,844,280
1,150,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	895,263
2,550,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,359,614
4,150,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	3,276,736
950,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	875,809
2,075,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	1,736,723
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,816,250
600,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	570,116
5,325,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,162,313
325,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	276,051
3,650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,513,094
	TOTAL	27,990,854
	Leisure— 0.6%
1,975,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,644,583
1,125,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	990,000
	TOTAL	2,634,583
	Lodging— 0.5%
800,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	614,039
300,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	248,367
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	73,489
325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	304,596
625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	545,072
575,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	506,282
	TOTAL	2,291,845
	Media Entertainment— 7.9%
1,550,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	382,742
1,575,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	382,421
1,325,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,119,180
525,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	105,158
1,450,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	106,938
1,275,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,002,864
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	$ 141,422
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	281,594
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,148,056
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	343,682
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	333,916
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	535,171
3,837,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,235,297
475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	424,352
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	275,774
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,254,534
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	218,969
1,350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,207,001
3,625,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,988,359
150,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	131,926
1,450,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,235,414
2,250,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,073,099
300,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	299,430
650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	638,183
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	490,919
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	547,078
1,350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,347,435
900,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	708,156
300,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	234,153
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	876,990
375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	299,475
575,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	436,281
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,133,490
150,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	113,115
625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	518,139
2,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,766,192
1,375,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,272,408
1,675,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,545,640
3,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,812,477
800,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	654,188
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 575,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	$ 550,016
1,600,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,361,928
400,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	332,872
	TOTAL	37,866,434
	Metals & Mining— 0.6%
1,200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,010,532
450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	372,373
1,225,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	928,103
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	605,458
	TOTAL	2,916,466
	Midstream— 7.0%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	139,496
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	562,700
2,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,883,210
1,125,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	995,546
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,367,210
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,257,361
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	553,482
1,925,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,617,943
250,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	220,674
850,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	781,732
1,100,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	865,194
1,125,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	929,548
575,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	464,225
1,375,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,094,637
1,575,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,457,731
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,049,653
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	936,905
248,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	229,627
175,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	150,457
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	323,854
1,175,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,030,416
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	662,246
475,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	454,307
1,100,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	960,652
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 1,050,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	$ 1,012,809
475,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	456,539
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,371,990
300,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	246,608
1,125,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	917,173
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,761,594
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	396,251
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,259,643
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	567,192
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	566,519
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	327,966
2,175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,793,429
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	390,318
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	182,431
225,000	Western Midstream Operating LP, Sr. Unsecd. Note, 4.550%, 2/1/2030	192,938
	TOTAL	33,432,206
	Oil Field Services— 2.1%
1,500,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,321,560
2,525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,265,923
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	161,875
1,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	959,259
650,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	531,853
425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	376,036
925,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	868,927
1,875,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,707,094
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,912,268
	TOTAL	10,104,795
	Packaging— 4.7%
2,435,107	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	1,672,261
1,225,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	899,264
2,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,397,000
2,050,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,287,123
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 1,200,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	$ 923,520
575,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	539,229
750,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	713,655
1,850,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	1,630,007
4,875,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	4,042,521
1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,003,185
325,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	259,144
1,050,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	969,759
309,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	305,446
1,100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	1,036,095
225,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	204,325
225,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	201,113
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	286,878
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,492,575
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	968,870
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	380,668
2,825,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,499,807
	TOTAL	22,712,445
	Paper— 0.4%
1,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	1,357,671
275,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	226,704
150,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	123,956
400,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	367,099
	TOTAL	2,075,430
	Pharmaceuticals— 1.8%
650,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	517,392
425,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	290,148
275,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	191,070
1,125,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	416,363
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	418,906
700,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	262,889
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Pharmaceuticals— continued
$ 1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	$ 406,329
975,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	365,820
1,575,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	605,902
925,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	395,188
550,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	433,285
725,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	561,628
1,025,000	Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	887,609
1,471,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 10.000%, 6/15/2029	809,050
350,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	300,032
1,425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,169,683
800,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	637,920
	TOTAL	8,669,214
	Restaurant— 1.5%
925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	802,766
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	308,994
5,025,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	3,969,147
275,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	220,424
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,533,620
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	222,186
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	306,649
	TOTAL	7,363,786
	Retailers— 0.5%
675,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	613,541
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	300,711
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	289,410
250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	162,896
375,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	239,235
350,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	279,398
400,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	368,127
	TOTAL	2,253,318
	Supermarkets— 0.6%
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	461,836
2,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	1,676,942
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	531,634
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Supermarkets— continued
$ 300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	$ 302,226
	TOTAL	2,972,638
	Technology— 7.9%
825,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	747,565
1,000,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	855,000
575,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	554,625
1,500,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,281,585
300,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	244,022
1,000,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	792,719
1,050,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,000,440
250,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	209,096
1,500,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,176,915
1,400,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,161,468
575,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	509,832
1,150,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	978,365
625,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	516,919
1,375,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,087,859
400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	365,976
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	427,095
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	328,300
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	156,731
1,200,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,015,188
1,425,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,070,175
2,175,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,338,684
3,650,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	2,991,065
4,125,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,268,856
1,225,000	NCR Corp., 144A, 5.125%, 4/15/2029	921,249
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	828,165
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,040,253
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	158,985
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	258,810
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	227,806
250,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	192,932
550,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	415,084
200,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	169,242
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	$ 944,091
1,975,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	931,953
2,325,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	1,725,243
1,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	881,982
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	630,392
350,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	293,177
625,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	586,125
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	98,727
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,422,853
450,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	363,575
750,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	605,550
1,675,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	1,285,227
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	220,396
525,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	424,961
	TOTAL	37,705,258
	Transportation Services— 0.5%
975,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	918,207
1,675,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,526,888
	TOTAL	2,445,095
	Utility - Electric— 2.9%
800,000	Calpine Corp., 144A, 4.500%, 2/15/2028	706,544
100,000	Calpine Corp., 144A, 5.250%, 6/1/2026	94,394
800,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	627,296
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	265,462
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	278,603
1,175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	1,011,606
2,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,627,786
259,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	254,254
200,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	162,214
225,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	175,984
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,095,080
750,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	657,772
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	531,847
900,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	765,850
1,725,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,522,114
875,000	Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	792,299
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 700,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	$ 650,192
1,700,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,595,084
		TOTAL	13,814,381
		Wireless Communications— 0.9%
475,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	482,890
1,100,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,129,466
1,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,769,955
525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	454,388
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	331,021
		TOTAL	4,167,720
		TOTAL CORPORATE BONDS (IDENTIFIED COST $548,570,186)	454,872,110
		COMMON STOCKS— 0.6%
		Cable Satellite— 0.0%
2,207	[2,3]	Intelsat Jackson Holdings S.A.	12,139
		Independent Energy— 0.0%
677	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment— 0.0%
25,586	[3]	iHeartMedia, Inc.	187,545
		Oil Field Services— 0.4%
27,249	[2,3]	Superior Energy Services, Inc.	1,757,561
		Pharmaceuticals— 0.2%
51,708	[3]	Mallinckrodt PLC	879,036
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,085,898)	2,836,281
		FLOATING RATE LOAN— 0.1%
		Independent Energy— 0.1%
$ 625,000	[4]	Ascent Resources Utica Holdings, LLC, 2020 Fixed 2nd Lien Term Loan, 11.455% (3-month LIBOR +9.000%), 11/1/2025 (IDENTIFIED COST $625,000)	658,853
		INVESTMENT COMPANY— 2.7%
12,672,284		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.98%[5] (IDENTIFIED COST $12,670,960)	12,668,483
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $565,952,044)[6]	471,035,727
		OTHER ASSETS AND LIABILITIES - NET—1.6%[7]	7,890,277
		TOTAL NET ASSETS—100%	$478,926,004
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$10,480,505
Purchases at Cost	$48,802,400
Proceeds from Sales	$(46,615,127)
Change in Unrealized Appreciation/Depreciation	$304
Net Realized Gain/(Loss)	$401
Value as of 9/30/2022	$12,668,483
Shares Held as of 9/30/2022	12,672,284
Dividend Income	$72,045

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $566,969,268.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$454,872,110	$—	$454,872,110
Floating Rate Loan	—	658,853	—	658,853
Equity Securities:
Common Stocks
Domestic	187,545	—	1,769,700	1,957,245
International	879,036	—	—	879,036
Investment Company	12,668,483	—	—	12,668,483
TOTAL SECURITIES	$13,735,064	$455,530,963	$1,769,700	$471,035,727

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.19	$7.58	$6.54	$7.38	$7.39	$7.59
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.34	0.38	0.39	0.39
Net realized and unrealized gain (loss)	(0.98)	(0.37)	1.07	(0.82)	(0.00)[2]	(0.19)
Total From Investment Operations	(0.81)	(0.04)	1.41	(0.44)	0.39	0.20
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.37)	(0.40)	(0.40)	(0.40)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.20	$7.19	$7.58	$6.54	$7.38	$7.39
Total Return[3]	(11.42)%	(0.64)%	21.86%	(6.52)%	5.50%	2.63%
Ratios to Average Net Assets:
Net expenses[4]	0.89%[5]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	5.20%[5]	4.44%	4.64%	5.14%	5.34%	5.16%
Expense waiver/reimbursement[6]	0.13%[5]	0.10%	0.11%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$320,520	$387,138	$419,564	$350,673	$418,481	$457,942
Portfolio turnover[7]	3%	28%	37%	26%	19%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.16	$7.56	$6.52	$7.36	$7.38	$7.58
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.28	0.32	0.33	0.33
Net realized and unrealized gain (loss)	(0.97)	(0.38)	1.06	(0.83)	(0.01)	(0.19)
Total From Investment Operations	(0.83)	(0.11)	1.34	(0.51)	0.32	0.14
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.30)	(0.33)	(0.34)	(0.34)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.18	$7.16	$7.56	$6.52	$7.36	$7.38
Total Return[3]	(11.71)%	(1.60)%	20.91%	(7.32)%	4.51%	1.78%
Ratios to Average Net Assets:
Net expenses[4]	1.76%[5]	1.73%	1.74%	1.74%	1.73%	1.74%
Net investment income	4.33%[5]	3.58%	3.86%	4.29%	4.49%	4.30%
Expense waiver/reimbursement[6]	0.06%[5]	0.04%	0.06%	0.04%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,597	$2,394	$5,227	$9,361	$15,682	$23,665
Portfolio turnover[7]	3%	28%	37%	26%	19%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.16	$7.56	$6.52	$7.36	$7.37	$7.57
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.27	0.28	0.32	0.33	0.33
Net realized and unrealized gain (loss)	(0.98)	(0.38)	1.07	(0.82)	(0.00)[2]	(0.19)
Total From Investment Operations	(0.83)	(0.11)	1.35	(0.50)	0.33	0.14
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.31)	(0.34)	(0.34)	(0.34)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.18	$7.16	$7.56	$6.52	$7.36	$7.37
Total Return[3]	(11.70)%	(1.58)%	20.95%	(7.30)%	4.66%	1.81%
Ratios to Average Net Assets:
Net expenses[4]	1.72%[5]	1.71%	1.71%	1.71%	1.71%	1.70%
Net investment income	4.37%[5]	3.62%	3.85%	4.32%	4.50%	4.34%
Expense waiver/reimbursement[6]	0.06%[5]	0.04%	0.05%	0.04%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,838	$34,895	$49,852	$51,588	$67,721	$119,868
Portfolio turnover[7]	3%	28%	37%	26%	19%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.18	$7.58	$6.54	$7.37	$7.39	$7.59
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.36	0.40	0.41	0.41
Net realized and unrealized gain (loss)	(0.98)	(0.38)	1.06	(0.82)	(0.01)	(0.19)
Total From Investment Operations	(0.80)	(0.03)	1.42	(0.42)	0.40	0.22
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.38)	(0.41)	(0.42)	(0.42)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.19	$7.18	$7.58	$6.54	$7.37	$7.39
Total Return[3]	(11.33)%	(0.52)%	22.17%	(6.15)%	5.62%	2.90%
Ratios to Average Net Assets:
Net expenses[4]	0.64%[5]	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	5.50%[5]	4.69%	4.89%	5.38%	5.59%	5.35%
Expense waiver/reimbursement[6]	0.13%[5]	0.11%	0.11%	0.11%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,678	$99,434	$101,547	$74,375	$96,041	$53,084
Portfolio turnover[7]	3%	28%	37%	26%	19%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.18	$7.58	$6.54	$7.38	$7.39	$7.60
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.36	0.40	0.41	0.41
Net realized and unrealized gain (loss)	(0.97)	(0.38)	1.06	(0.82)	(0.00)[2]	(0.20)
Total From Investment Operations	(0.79)	(0.03)	1.42	(0.42)	0.41	0.21
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.38)	(0.42)	(0.42)	(0.42)
Redemption fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$6.20	$7.18	$7.58	$6.54	$7.38	$7.39
Total Return[3]	(11.19)%	(0.51)%	22.18%	(6.27)%	5.78%	2.72%
Ratios to Average Net Assets:
Net expenses[4]	0.63%[5]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	5.39%[5]	4.70%	4.88%	5.40%	5.59%	5.33%
Expense waiver/reimbursement[6]	0.06%[5]	0.04%	0.05%	0.04%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,293	$74,977	$71,801	$47,053	$53,574	$54,262
Portfolio turnover[7]	3%	28%	37%	26%	19%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $12,668,483 of investments in affiliated holdings* (identified cost $565,952,044)	$471,035,727
Income receivable	8,600,483
Income receivable from affiliated holdings	51,420
Receivable for investments sold	250,200
Receivable for shares sold	46,959
Total Assets	479,984,789
Liabilities:
Payable for investments purchased	59,663
Payable for shares redeemed	681,455
Payable for investment adviser fee (Note 5)	5,598
Payable for administrative fee (Note 5)	1,025
Payable for transfer agent fees (Notes 2 and 5)	93,114
Payable for portfolio accounting fees	66,364
Payable for distribution services fee (Note 5)	18,789
Payable for other service fees (Notes 2 and 5)	113,780
Accrued expenses (Note 5)	18,997
Total Liabilities	1,058,785
Net assets for 77,272,057 shares outstanding	$478,926,004
Net Assets Consist of:
Paid-in capital	$618,693,847
Total distributable earnings (loss)	(139,767,843)
Total Net Assets	$478,926,004
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($320,519,579 ÷ 51,691,681 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$6.20
Offering price per share (100/95.50 of $6.20)	$6.49
Redemption proceeds per share	$6.20
Class B Shares:
Net asset value per share ($1,597,214 ÷ 258,418 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$6.18
Offering price per share	$6.18
Redemption proceeds per share (94.50/100 of $6.18)	$5.84
Class C Shares:
Net asset value per share ($27,838,040 ÷ 4,506,031 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$6.18
Offering price per share	$6.18
Redemption proceeds per share (99.00/100 of $6.18)	$6.12
Institutional Shares:
Net asset value per share ($72,677,833 ÷ 11,733,630 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.19
Offering price per share	$6.19
Redemption proceeds per share	$6.19
Class R6 Shares:
Net asset value per share ($56,293,338 ÷ 9,082,297 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.20
Offering price per share	$6.20
Redemption proceeds per share	$6.20

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2022 (unaudited)

Investment Income:
Interest	$16,246,620
Dividends (including $72,045 received from affiliated holdings*)	120,179
TOTAL INCOME	16,366,799
Expenses:
Investment adviser fee (Note 5)	1,342,516
Administrative fee (Note 5)	212,884
Custodian fees	14,415
Transfer agent fees (Notes 2 and 5)	271,943
Directors’/Trustees’ fees (Note 5)	5,325
Auditing fees	18,049
Legal fees	4,674
Portfolio accounting fees	98,538
Distribution services fee (Note 5)	121,917
Other service fees (Notes 2 and 5)	478,804
Share registration costs	44,921
Printing and postage	28,127
Taxes	150
Miscellaneous (Note 5)	17,737
TOTAL EXPENSES	2,660,000
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(158,249)
Reimbursement of other operating expenses (Notes 2 and 5)	(156,489)
TOTAL WAIVER AND REIMBURSEMENTS	(314,738)
Net expenses	2,345,262
Net investment income	14,021,537
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $401 on sales of investments in affiliated holdings*)	(5,471,786)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $304 on investments in affiliated holdings*)	(73,580,786)
Net realized and unrealized gain (loss) on investments	(79,052,572)
Change in net assets resulting from operations	$(65,031,035)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2022	Year Ended 3/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,021,537	$28,966,764
Net realized gain (loss)	(5,471,786)	3,749,861
Net change in unrealized appreciation/depreciation	(73,580,786)	(36,658,718)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(65,031,035)	(3,942,093)
Distributions to Shareholders:
Class A Shares	(9,473,699)	(19,602,484)
Class B Shares	(44,023)	(136,275)
Class C Shares	(695,513)	(1,562,908)
Institutional Shares	(2,457,892)	(5,086,557)
Class R6 Shares	(1,822,012)	(3,968,302)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,493,139)	(30,356,526)
Share Transactions:
Proceeds from sale of shares	19,516,200	107,215,269
Net asset value of shares issued to shareholders in payment of distributions declared	13,358,871	28,039,840
Cost of shares redeemed	(73,262,291)	(150,110,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,387,220)	(14,855,368)
Change in net assets	(119,911,394)	(49,153,987)
Net Assets:
Beginning of period	598,837,398	647,991,385
End of period	$478,926,004	$598,837,398
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance
Semi-Annual Shareholder Report

with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a
Semi-Annual Shareholder Report

reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $314,738 is disclosed in Notes 2 and 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended September 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$192,848	$(122,506)
Class B Shares	1,493	(45)
Class C Shares	18,805	(801)
Institutional Shares	49,730	(33,137)
Class R6 Shares	9,067	—
TOTAL	$271,943	$(156,489)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$438,166
Class B Shares	2,439
Class C Shares	38,199
TOTAL	$478,804
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2022		Year Ended 3/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,429,995	$9,565,803	6,240,245	$47,258,534
Shares issued to shareholders in payment of distributions declared	1,284,966	8,583,633	2,365,970	17,828,452
Shares redeemed	(4,898,365)	(32,569,586)	(10,057,420)	(75,409,531)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,183,404)	$(14,420,150)	(1,451,205)	$(10,322,545)
	Six Months Ended 9/30/2022		Year Ended 3/31/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1	$5	102	$770
Shares issued to shareholders in payment of distributions declared	5,992	39,940	16,614	125,200
Shares redeemed	(81,809)	(549,748)	(373,756)	(2,823,556)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(75,816)	$(509,803)	(357,040)	$(2,697,586)
	Six Months Ended 9/30/2022		Year Ended 3/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	244,128	$1,607,658	815,415	$6,175,727
Shares issued to shareholders in payment of distributions declared	103,578	689,866	204,552	1,537,652
Shares redeemed	(714,959)	(4,779,932)	(2,741,731)	(20,675,275)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(367,253)	$(2,482,408)	(1,721,764)	$(12,961,896)
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	Six Months Ended 9/30/2022		Year Ended 3/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	796,703	$5,307,422	3,735,685	$28,005,218
Shares issued to shareholders in payment of distributions declared	336,037	2,242,588	624,676	4,699,204
Shares redeemed	(3,250,967)	(21,491,642)	(3,912,092)	(29,212,767)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,118,227)	$(13,941,632)	448,269	$3,491,655
	Six Months Ended 9/30/2022		Year Ended 3/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	454,245	$3,035,312	3,408,862	$25,775,020
Shares issued to shareholders in payment of distributions declared	269,788	1,802,844	511,444	3,849,332
Shares redeemed	(2,079,717)	(13,871,383)	(2,954,110)	(21,989,348)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,355,684)	$(9,033,227)	966,196	$7,635,004
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,100,384)	$(40,387,220)	(2,115,544)	$(14,855,368)
4. FEDERAL TAX INFORMATION
At September 30, 2022, the cost of investments for federal tax purposes was $566,969,268. The net unrealized depreciation of investments for federal tax purposes was $95,933,541. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,076,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $98,010,413.
As of March 31, 2022, the Fund had a capital loss carryforward of $39,126,047 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$39,126,047	$39,126,047
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended September 30, 2022, the Adviser voluntarily waived $151,963 of its fee and voluntarily reimbursed $156,489 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2022, the Adviser reimbursed $6,286.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$7,317
Class C Shares	114,600
TOTAL	$121,917
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2022, FSC retained $23,108 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2022, FSC retained $5,162 in sales charges from the sale of Class A Shares. FSC also retained $6,483, $878 and $1,785 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2022, FSSC received $42,918 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2022, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.77%, 1.73%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2023; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2022, the Fee Limits for the Class B Shares and Class C Shares were 1.75% and 1.71%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2022, were as follows:
Purchases	$17,413,137
Sales	$66,865,999
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2022, the Fund had no outstanding loans. During the six months ended September 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2022, there were no outstanding loans. During the six months ended September 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless
Semi-Annual Shareholder Report

disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
12. SUBSEQUENT EVENT
On November 10, 2022, the Directors approved a Plan of Conversion for the Class B Shares of the Fund pursuant to which the Class B Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about February 3, 2023, resulting in the closure and termination of the Fund’s Class B Shares.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$885.80	$4.21
Class B Shares	$1,000	$882.90	$8.31
Class C Shares	$1,000	$883.00	$8.12
Institutional Shares	$1,000	$886.70	$3.03
Class R6 Shares	$1,000	$888.10	$2.98
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.61	$4.51
Class B Shares	$1,000	$1,016.24	$8.90
Class C Shares	$1,000	$1,016.44	$8.69
Institutional Shares	$1,000	$1,021.86	$3.24
Class R6 Shares	$1,000	$1,021.91	$3.19

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.76%
Class C Shares	1.72%
Institutional Shares	0.64%
Class R6 Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes High Income Bond Fund, Inc. (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
Semi-Annual Shareholder Report

deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes High Income Bond Fund, Inc. (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8110103 (11/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2022